LEASE - Lease receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current
Account receivable - Operating lease	¥ 14,683	$ 2,068	¥ 14,230
Account receivable - Sales-type lease	1,515	213	906
Total	¥ 16,198	$ 2,281	¥ 15,136